Note 8 - Stockholders' Equity (Deficit) (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Issuance of Private Placement			$ 1,746,000		$ 3,160,000	$ 2,328,000
Class of Warrant or Right, Outstanding (in shares)	3,934,099		3,934,099		3,422,099
Warrants in Connection with Securities Purchase Agreement [Member]
Class of Warrant or Right, Expiration Term (Year)		5 years				3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 4		$ 4.50		$ 5
Class of Warrant or Right, Outstanding (in shares)					468,200
Directors and Officers [Member]
Proceeds from Issuance of Private Placement		$ 240,000				$ 125,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	437,000	909,209				468,200
Proceeds from Issuance of Private Placement	$ 1,700,000	$ 3,200,000				$ 2,300,000